FINANCIAL STATEMENTS

DECEMBER 31, 2021

 DECEMBER 31, 2021

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm

1 - 2

Statement of Financial Condition

December 31, 2021

3

Statement of Operations

For the year ended December 31, 2021

4

Statement of Changes in Member’s Equity

For the year ended December 31, 2021

5

Statement of Cash Flows

For the year ended December 31, 2021

6

Notes to the Financial Statements

7 - 9

Supplemental Information

10 - 12

Hobe & Lucas

Certified Public Accountants, Inc.

4807 Rockside Road, Suite 510  (P) 216.524.8900

Independence, Ohio  44131  (F) 216.524.8777

www.hobe.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of  (a Delaware corporation), as of , and the related statements of operations and changes in member’s equity and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements).  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of  as of , and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of ’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to , in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

         Independent Member

   B K R

         INTERNATIONAL

Firms In Principal Cities Worldwide

Auditor’s Report on Supplemental Information

The Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to the Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission have been subjected to audit procedures performed in conjunction with the audit of ’s financial statements.  The supplemental information is the responsibility of ’s management.  Our audit procedures include determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information.  In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presenting in conformity with §240.17a-5.  In our opinion, the Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission are fairly stated, in all material respects, in relation to the financial statements as a whole.

/S/ Hobes & Lucas

                                               We have served as ’s auditor since 2008

                                                  Independence, Ohio

                                                          February 15,

ARBOR COURT CAPITAL, LLC
STATEMENT OF FINANCIAL CONDITION
December 31, 2021

ASSETS

Current Assets
Cash and cash equivalents	$ 568,783
Accounts receivable	27,397
Prepaid CRD account	3,200
Prepaid expenses	17,449

Total Current Assets	616,829

Other Assets
Goodwill	22,500

Total Other Assets	22,500

Total Assets	$ 639,329

LIABILITIES AND MEMBER'S EQUITY

Liabilities
Accounts Payable	$ 1,960

Total Liabilities	1,960

Member's Equity
Member's Equity	$ 637,369

Total Liabilities and Member's Equity	$ 639,329

See accompanying notes to financial statements.
-3-
ARBOR COURT CAPITAL, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2021

Revenue
Compliance services	$ 6,667
Distribution services	174,799
12b-1 Fees	3,292
Markup income	7,433
192,191

Expenses
Commissions	1,201
Education	270
Payroll Expense	47,131
Email	1,944
FINRA Licenses and Permits	1,005
FINRA Registration Fees	16,841
Insurance	1,132
Professional Fees - Accounting	6,000
Rent	3,996
Computer & Copy Expense	505
Telephone	400
Utilities	439
Signature Guarantee	785
SIPC	289
Other Expenses	500
Total Expenses	82,438

Net Income (Loss) from Operations	109,753

Other Income
Interest income	99
Total Other Income	99

Net Income (Loss)	$ 109,852

See accompanying notes to financial statements.
-4-

ARBOR COURT CAPITAL, LLC
STATEMENT OF CHANGES IN MEMBER'S EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2021

Beginning Balance	$ 527,517

Net Income	109,852

Ending Balance	$ 637,369

See accompanying notes to financial statements.
-5-
ARBOR COURT CAPITAL, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2021

Cash Flows From Operating Activities:
Net income	$ 109,852
Adjustments to reconcile net income to net cash provided by operating activities
(Increase) decrease in assets:
Prepaid expenses and other current assets	(354)
Accounts receivable	(1,444)
Net Cash Provided by Operating Activities	108,054

Net Increase in Cash and Cash Equivalents	108,054

Cash and Cash Equivalents - January 1, 2021	460,729

Cash and Cash Equivalents - December 31, 2021	$ 568,783

Supplemental Disclosure of Cash Flow Information:
Interest paid	$ -
Income taxes paid	$ -

See accompanying notes to financial statements.
-6-

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2021

ORGANIZATION

 (the Company) is a FINRA registered broker dealer whose primary function is to serve as distributor for mutual funds.  The broker dealer functions as distributor whose job is to review mutual funds advertising for adherence to FINRA compliance standards, to engage other dealers in order to place our client’s funds onto brokerage platforms, and to provide new mutual funds with membership into the National Securities Clearing Corporation (NSCC) in order to access to the FundSERV platform. NSCC membership is a time consuming application process, however, the firm is experienced with the process and FundSERV eligibility will allow the Company’s mutual fund clients to clear mutual fund transactions electronically across the most popular brokerage platforms on Wall Street.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Income Taxes

The Company is a limited liability company. Its member is taxed on the Company’s taxable income. No provision for federal or state income taxes has been included in the financial statements.

Reporting periods ending December 31, 2018, December 31, 2019 and December 31, 2020, and December 31, 2021 are subject to examination by major taxing authorities.

Cash and Cash Equivalents

The Company considers financial instruments with an original maturity of less than 90 days to be cash equivalents.

Goodwill

Goodwill is reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the entity’s carrying value is greater than its fair value.  At December 31, 2021, the Company determined that fair value of the goodwill was greater than its carrying value.  Accordingly, no impairment was recorded for the year ended December 31, 2021.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2021

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Accounts Receivable

The Company uses the reserve method of accounting for bad debts. The allowance for doubtful accounts was $0 at December 31, 2021.

Revenue Recognition

ASU 2014-09 provides a five step model to revenue recognition:

Step 1:

Identify the contract(s) with a customer;

Step 2:

Identify the performance obligations in the contract:

Step 3:

Determine the transaction price;

Step 4:

Allocate the transaction price to the performance obligations in the contract;

Step 5:

Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company applies this model to its broker dealer revenue streams.

Revenue is recognized using the accrual basis of accounting.  Each client is identified by contract.  The services to be provided are outlined in the contract.  Services that are provided include reviewing marketing material to ensure FINRA compliance, and holding licenses for investment advisers.  No fees are collected when the contract is signed.  Fees will be collected after the first full month of service.  The services are ongoing, and billed at a monthly rate set forth in the contract.  The Company invoices each client at the end of the month.  This invoice includes out of pocket expenses incurred during the month and the client’s monthly fee.  When the invoice is sent, the revenue is then recognized.

The recognition and measurement of revenue is based on the assessment of individual contract terms.  Significant judgement is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Company’s progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.

COMMITMENTS / RELATED PARTIES

The Company’s affiliate, Mutual Shareholder Services LLC (“MSS”), has an expense sharing agreement for office facilities in Suite 400.  This expense sharing agreement covers the cost of rent, offices supplies, insurance, utilities, telephone, computer usage, and copy machines.  The monthly fee for these expenses is $500.  As of December 31, 2021 Arbor Court Capital, LLC owes $0 to MSS.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2021

Greg Getts is the President of Arbor Court Capital, LLC and also an interested trustee of the MSS Series Trust.  A client of Arbor Court Capital, LLC, Footprints Discover Value Fund, Parvin Hedged Equity Solari World Fund, and AINN Fund are series of the MSS Series Trust and therefore are related parties.  During the year ended December 31, 2021, Footprints Discover Value Fund, Parvin Hedged Equity Solari World Fund, and AINN Fund paid Arbor Court Capital, LLC $12,167 for distribution services performed during the year.  At December 31, 2021, Footprints Discover Value Fund, and AINN Fund owed $2,731 to Arbor Court Capital, LLC.

NET CAPITAL PROVISION OF RULE 15c3-1

The Company is subject to the Securities and Exchange Commission (SEC) uniform net capital rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1.  At December 31, 2021,  had net capital of $566,823 which was $561,823 in excess of its required net capital of $5,000.  ’s ratio of aggregate indebtedness to net capital was 0.35%.

EXEMPTION FROM RULE 15c3-3

Arbor Court Capital LLC in reliance on footnote 74 to SEC Release 34-70073 and as discussed in Q&A 8 of the related FAQ issued by SEC staff, the firm will not claim an exemption from SEA Rule 15c3-3.

CONCENTRATION OF CREDIT RISK

The Company maintains cash in financial institutions which may, from time to time exceed the federally insured level.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through the issuance of these financial statements dated February 15, 2022 and has noted no such events requiring disclosure.

SUPPLEMENTAL INFORMATION

PURSUANT TO RULE 17a-5 OF THE

SECURITIES EXCHANGE ACT OF 1934

DECEMBER 31, 2021

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS

AND INFORMATION RELATING TO POSSESSION OR CONTROL

REQUIREMENTS PURSUANT TO RULE 15c3-3 OF THE

SECURITIES AND EXCHANGE COMMISSION

DECEMBER 31, 2021

The Company is not required to present the schedule “Computation for Determination of Reserve Requirements under Rule 15c3-3” and “Information for Possession or Control Requirements Under Rule 15c3-3” as it meets the exemptive provisions of Rule 15c3-3.

Schedule I
ARBOR COURT CAPITAL, LLC
COMPUTATION OF NET CAPITAL
PURSUANT TO RULE 15c3-1 OF THE
SECURITIES AND EXCHANGE COMMISSION
DECEMBER 31, 2021

Net Capital
Total members' equity from statement of financial condition	$ 637,369

Less: Non-allowable assets:
Prepaid Expenses	(3,200)
Accounts receivable	(27,397)
Other Prepaids	(17,449)
Goodwill	(22,500)
(70,546)

Net Capital	566,823

Computation of Aggregate Indebtedness
Accounts payable	1,960

Computation of Basic Net Capital Requirement -
6 2/3% of Aggregate Indebtedness	$ 131

Minimum Required Net Capital	$ 5,000

Net Capital Requirement	$ 5,000

Excess Net Capital	$ 561,823

Excess Net Capital at 120%	$ 560,823

Ratio of Aggregate Indebtedness to Net Capital	0.35%

A reconciliation of the computation of net capital under Rule 15c3-1 as included in the Company's unaudited Form X-17a-5 as of December 31, 2021, filed with the Securities and Exchange
Commission and the amount included in the accompanying Schedule I Computation is not required as there are no material differences

-12-